UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333
                                                     ---------

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Aftermarket Technology Corp. 1                                                                            78,800    $     1,913,264
------------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. 2                                                           159,700          4,367,795
------------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                                                                     782,100         14,273,325
------------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                             40,300          2,301,533
------------------------------------------------------------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                                                                          29,400            544,488
------------------------------------------------------------------------------------------------------------------------------------
GenTek, Inc. 1,2                                                                                          36,200          1,232,972
------------------------------------------------------------------------------------------------------------------------------------
Gentex Corp.                                                                                             211,000          3,428,750
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                                                     270,700          8,443,133
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1                                                                                             222,300          8,116,173
------------------------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co. 2                                                                               208,000          4,763,200
------------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                                                                    244,200          7,350,420
------------------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc.                                                                                   30,900            348,552
------------------------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc. 2                                                                           66,300          1,131,741
------------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                                                                        630,400         16,049,984
                                                                                                                    ---------------
                                                                                                                         74,265,330
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Monaco Coach Corp. 2                                                                                      83,700          1,333,341
------------------------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                                                                             246,300          8,283,069
                                                                                                                    ---------------
                                                                                                                          9,616,410
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.0%
Bright Horizons Family Solutions, Inc. 1,2                                                                20,400            770,100
------------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                                  68,400          2,086,200
------------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1                                                                                         322,600         10,097,380
------------------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1,2                                                                            322,900          4,439,875
------------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                                                                 31,500          1,654,065
------------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc                                                                                               639,700         18,775,195
------------------------------------------------------------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                                                                     218,100          3,031,590
------------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                                          76,100          6,201,389
------------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                                         388,600         12,505,148
------------------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1,2                                                                         51,600          2,585,676
------------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                              303,797         12,264,285
------------------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                              439,300          5,210,098
------------------------------------------------------------------------------------------------------------------------------------
Sotheby's 2                                                                                              119,400          5,310,912
------------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                                   116,400          5,235,672
------------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                              516,500          4,162,990
------------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. 2                                                                                 90,100         11,262,500
------------------------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1                                                                                           41,100          1,977,321
                                                                                                                    ---------------
                                                                                                                        107,570,396
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.3%
AFC Enterprises, Inc. 1,2                                                                                106,300          2,131,315
------------------------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                                                                                 71,600          2,379,984
------------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                                  133,700          4,293,107


                   1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Applebee's International, Inc.                                                                           167,900    $     4,160,562
------------------------------------------------------------------------------------------------------------------------------------
Bally Technologies, Inc. 1                                                                               278,500          6,567,030
------------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                                    386,300         14,273,785
------------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                              219,900          7,190,730
------------------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1,2                                                                              47,600          3,032,120
------------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                                         221,876         10,272,859
------------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                                220,100          9,142,954
------------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                                                    290,500          5,478,830
------------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR 2                                                                       38,100          2,552,129
------------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                                 111,000          4,572,090
------------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1                                                                                          535,400          2,623,460
------------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                                     504,100         16,368,127
------------------------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc. 2                                                               118,000          1,519,840
------------------------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                                             208,200         12,210,930
------------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                                                                                230,600         15,941,378
------------------------------------------------------------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 1,2                                                                         142,600          1,453,094
------------------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                                              23,800            704,480
------------------------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                                         105,100          1,026,827
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1,2                                                       83,400          2,235,954
------------------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                                         81,700          2,124,200
------------------------------------------------------------------------------------------------------------------------------------
Morgans Hotel Group Co. 1,2                                                                                6,000            126,060
------------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1,2                                                                                77,700          1,016,316
------------------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                                                                     99,000          1,909,710
------------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                                                       57,900          1,702,260
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                                           259,900          7,555,293
------------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                                                                     232,700          6,655,220
------------------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                                 3,000            116,250
------------------------------------------------------------------------------------------------------------------------------------
Town Sports International Holdings, Inc. 1                                                                20,700            451,260
------------------------------------------------------------------------------------------------------------------------------------
Triarc Cos., Inc., Cl. B                                                                                  43,600            749,484
------------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                                   175,900          9,556,647
------------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                              221,700          6,939,210
------------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                                                                                  63,700          2,499,588
------------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                                                                                193,300          6,601,195
                                                                                                                    ---------------
                                                                                                                        178,134,278
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
American Greetings Corp., Cl. A                                                                          439,100         10,191,511
------------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                                 13,600            971,584
------------------------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                              351,700          7,424,387
------------------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                                                      20,092            753,048
------------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                                            129,540          4,577,944
------------------------------------------------------------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                                                                      33,400            758,514
------------------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                                     403,000          7,769,840
------------------------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                                         148,900          1,843,382
------------------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                                     82,400          1,868,008
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                                  194,100          6,034,569


                   2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Sealy Corp. 2                                                                                             19,900    $       347,852
------------------------------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                                             67,600          3,251,560
------------------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                                                                             68,200          1,418,560
------------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                       91,100          5,043,296
------------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                       742,100         19,287,179
------------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                  194,600          4,851,378
                                                                                                                    ---------------
                                                                                                                         76,392,612
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
1-800-FLOWERS.com, Inc. 1                                                                                 67,000            521,260
------------------------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                                       61,600          2,504,656
------------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                                                          272,715          6,321,534
------------------------------------------------------------------------------------------------------------------------------------
FTD Group, Inc.                                                                                          126,600          2,092,698
------------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                                                      8,300            312,993
------------------------------------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                                                    200,300          4,644,957
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                                                                  295,100         15,717,026
------------------------------------------------------------------------------------------------------------------------------------
Systemax, Inc. 2                                                                                         131,000          2,453,630
------------------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                                                                         5,800             71,688
                                                                                                                    ---------------
                                                                                                                         34,640,442
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Hasbro, Inc.                                                                                             251,500          7,197,930
------------------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                                   63,600          1,520,040
------------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                             352,800          9,726,696
------------------------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                                           146,200          2,255,866
------------------------------------------------------------------------------------------------------------------------------------
RC2 Corp. 1,2                                                                                             37,800          1,526,742
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 2                                                                      39,500          1,274,665
------------------------------------------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1,2                                                                              20,800            279,760
                                                                                                                    ---------------
                                                                                                                         23,781,699
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc. 2                                                                                         170,000          7,981,500
------------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                                                                      4,400            102,080
------------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                                                                                  30,500            963,190
------------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                                                                             286,200          2,721,762
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                               651,900          8,898,435
------------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                                           187,900          1,762,502
------------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                                                          92,400          2,825,592
------------------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp. 2                                                                           66,200          1,865,516
------------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                                        17,700            165,318
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1                                                                   318,300          1,333,677
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                             276,700          1,668,501
------------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc.                                                                                             220,000          7,722,000
------------------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                                                            76,900          1,008,159
------------------------------------------------------------------------------------------------------------------------------------
Journal Register Co. 2                                                                                    83,300            496,468
------------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. 1,2                                                                                         64,100          1,014,703
------------------------------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc. 2                                                                                  317,300          9,534,865


                   3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Lin TV Corp. 1                                                                                           159,500    $     2,536,050
------------------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc. 1                                                                                      527,500         11,636,650
------------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp. 1                                                                            89,700          2,755,584
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                                           250,400          6,948,600
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                                        402,850          3,279,199
------------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                            62,100          3,563,919
------------------------------------------------------------------------------------------------------------------------------------
National CineMedia, Inc. 1                                                                                22,930            612,231
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                                                      26,500          1,878,585
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1,2                                                                                63,200            408,272
------------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                                       240,300          7,473,330
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                                                  755,250         11,668,613
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                              119,300          3,830,723
------------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.                                                                                        75,400            517,998
------------------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                                         223,300          3,639,790
                                                                                                                    ---------------
                                                                                                                        110,813,812
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 Cents Only Stores 1,2                                                                                 292,500          4,308,525
------------------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 1                                                                                         529,700         16,569,016
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                                   180,300          5,901,219
------------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                               232,100          8,875,504
------------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                               256,300          7,591,606
------------------------------------------------------------------------------------------------------------------------------------
Fred's, Inc. 2                                                                                            65,600            964,320
------------------------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                                                 93,600          1,970,280
------------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                                                               326,400          6,802,176
                                                                                                                    ---------------
                                                                                                                         52,982,646
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.2%
Aeropostale, Inc. 1                                                                                      517,000         20,798,910
------------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                                          253,700          7,608,463
------------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 2                                                                          353,600          9,989,200
------------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                                        34,728            737,623
------------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                          65,900          8,444,426
------------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                                     148,300          5,850,435
------------------------------------------------------------------------------------------------------------------------------------
bebe stores, inc. 2                                                                                      102,200          1,776,236
------------------------------------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp.                                                                                 2,500             64,800
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                                                                           1,883,400         12,129,096
------------------------------------------------------------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                                                                   91,200          1,298,688
------------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                                     355,800         14,943,600
------------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                                     359,775         12,843,968
------------------------------------------------------------------------------------------------------------------------------------
Cache, Inc. 1,2                                                                                            5,500             97,625
------------------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                                                       240,100          2,840,383
------------------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                                        150,200          3,513,178
------------------------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                                                                           74,100          2,139,267
------------------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                                               665,000          8,611,750
------------------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp. 2                                                                               65,700          1,279,179


                   4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
CSK Auto Corp. 1                                                                                         176,200    $     3,030,640
------------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                                                                             27,400          1,596,324
------------------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                               620,300         12,908,443
------------------------------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                                                                     333,400         14,072,814
------------------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                                                        159,300          6,615,729
------------------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                                                 116,600          4,637,182
------------------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                                         412,800         16,540,896
------------------------------------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                                                                           100,400          1,405,600
------------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                                                                                  100,200          2,730,450
------------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                              188,500          8,868,925
------------------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                                           62,200          1,341,654
------------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                     107,200          3,767,008
------------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                          138,100          7,283,394
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                               423,200         14,050,240
------------------------------------------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack 2                                                                              73,500          1,403,115
------------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                            17,900            589,984
------------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                                       264,900          7,160,247
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                                    657,200         18,388,456
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                        229,900          7,908,560
------------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1                                                                            250,900          2,305,771
------------------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                                 189,350          3,370,430
------------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                     134,500          8,882,380
------------------------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                                   93,800          3,123,540
------------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                                                                 341,300          9,727,050
------------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                       170,250          3,968,528
------------------------------------------------------------------------------------------------------------------------------------
Syms Corp. 1,2                                                                                             7,400            138,010
------------------------------------------------------------------------------------------------------------------------------------
United Retail Group, Inc. 1,2                                                                              7,300             87,746
------------------------------------------------------------------------------------------------------------------------------------
West Marine, Inc. 1,2                                                                                     25,500            464,355
------------------------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                                                                                337,600          2,211,280
                                                                                                                    ---------------
                                                                                                                        283,545,578
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Cherokee, Inc. 2                                                                                          22,100            951,626
------------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 2                                                                                 59,700          3,719,907
------------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                                 54,400          3,863,488
------------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc. 1,2                                                                                          57,900          1,532,613
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                                                                      164,800          4,843,472
------------------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A 2                                                                                    20,600            556,612
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                                                           424,300         12,444,719
------------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                      115,800          4,962,030
------------------------------------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1,2                                                                              105,900          2,443,113
------------------------------------------------------------------------------------------------------------------------------------
Movado Group, Inc. 2                                                                                      66,100          1,946,645
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc. 2                                                                                 28,100          1,389,264
------------------------------------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                                                                       71,600          2,290,484
------------------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                                117,600          6,914,880


                   5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Polo Ralph Lauren Corp., Cl. A                                                                            60,300    $     5,315,445
------------------------------------------------------------------------------------------------------------------------------------
Skechers USA, Inc., Cl. A 1,2                                                                            287,700          9,658,089
------------------------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                                       209,950          6,130,540
------------------------------------------------------------------------------------------------------------------------------------
Stride Rite Corp. 2                                                                                       63,600            978,804
------------------------------------------------------------------------------------------------------------------------------------
UniFirst Corp. 2                                                                                          38,000          1,458,060
------------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                               604,500         17,270,565
------------------------------------------------------------------------------------------------------------------------------------
Xerium Technologies, Inc. 2                                                                                8,700             69,774
                                                                                                                    ---------------
                                                                                                                         88,740,130
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Boston Beer Co., Inc., Cl. A 1,2                                                                          49,600          1,654,160
------------------------------------------------------------------------------------------------------------------------------------
Cott Corp. 1,2                                                                                             7,900            105,702
------------------------------------------------------------------------------------------------------------------------------------
Jones Soda Co. 1,2                                                                                         6,200            125,364
------------------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                                                                   73,600          1,499,232
------------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                                                                           82,900          7,843,998
------------------------------------------------------------------------------------------------------------------------------------
National Beverage Corp. 1,2                                                                               87,380          1,532,645
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                         171,200          5,459,568
                                                                                                                    ---------------
                                                                                                                         18,220,669
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Arden Group, Inc., Cl. A 2                                                                                10,198          1,361,433
------------------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                                            89,900          2,248,399
------------------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                                             93,600          3,822,624
------------------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                                  140,700          7,265,748
------------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                                                          72,400          2,494,904
------------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                                                                    86,200          3,897,964
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                                   12,500            160,000
------------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                                           155,700          4,806,459
------------------------------------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1,2                                                                                   50,000          1,088,500
------------------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                                                                   108,300          2,902,440
------------------------------------------------------------------------------------------------------------------------------------
Topps Co., Inc. (The) 2                                                                                   10,400            101,088
------------------------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc. 2                                                                                       9,200            411,240
------------------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1,2                                                                               46,600            848,120
                                                                                                                    ---------------
                                                                                                                         31,408,919
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cal-Maine Foods, Inc.                                                                                     50,600            680,570
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                                         179,400          8,385,156
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                                    207,900          8,565,480
------------------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                                    193,500          5,837,895
------------------------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1                                                                              21,900            658,533
------------------------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co. 2                                                                                      66,000          2,212,980
------------------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                                                                   43,546          1,719,632
------------------------------------------------------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                                                                    19,000          1,013,080
------------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.                                                                              89,200          1,876,768
------------------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1,2                                                                               196,801         12,654,304


                   6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Reddy Ice Holdings, Inc. 2                                                                                86,400    $     2,607,552
------------------------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                                           3,120          7,051,200
------------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                                                 258,600          5,019,426
                                                                                                                    ---------------
                                                                                                                         58,282,576
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                                                                         136,300          8,680,947
------------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                                89,600          7,645,568
                                                                                                                    ---------------
                                                                                                                         16,326,515
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Alberto-Culver Co.                                                                                       247,000          5,651,360
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                                                        267,100         15,742,874
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                                                                   58,400          1,274,288
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                                                     120,900          5,905,965
------------------------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                                         30,927            496,688
------------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1,2                                                                                           278,200         14,755,728
------------------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. 1                                                                       84,400          1,593,472
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1,2                                                                               331,700          4,501,169
------------------------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                                                          13,800            163,530
------------------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                                                                          189,700          8,891,239
                                                                                                                    ---------------
                                                                                                                         58,976,313
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Alliance One International, Inc. 1                                                                        34,900            322,127
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                               110,100          8,324,661
------------------------------------------------------------------------------------------------------------------------------------
Universal Corp. 2                                                                                        139,500          8,558,325
------------------------------------------------------------------------------------------------------------------------------------
UST, Inc. 2                                                                                              177,600         10,297,248
                                                                                                                    ---------------
                                                                                                                         27,502,361
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.1%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Basic Energy Services, Inc. 1,2                                                                           42,800            997,240
------------------------------------------------------------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                                                                                33,300          1,649,349
------------------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                             175,500          2,941,468
------------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                                                41,200            753,548
------------------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                                    1,428,200          9,568,940
------------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                              175,100          7,643,115
------------------------------------------------------------------------------------------------------------------------------------
Horizon North Logistics, Inc. 1                                                                           16,963             46,283
------------------------------------------------------------------------------------------------------------------------------------
Hydril Co. 1,2                                                                                            94,700          9,113,928
------------------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc. 1,2                                                                                   700,900          9,658,402
------------------------------------------------------------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                                                                          612,800            440,558
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                                            90,800          5,995,524
------------------------------------------------------------------------------------------------------------------------------------
Matrix Service Co. 1                                                                                     102,700          2,077,621
------------------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                                                              80,300          2,739,836
------------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. 1                                                                   121,900          2,570,871
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1                                                                                    852,400          8,004,036
------------------------------------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                                                       32,400            401,878


                   7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Savanna Energy Services Corp. 1                                                                           45,952    $       768,587
------------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                                                   63,500          6,248,400
------------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                        92,900             67,593
------------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                       896,900            652,573
------------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc. 2                                                                                        124,700          7,304,926
------------------------------------------------------------------------------------------------------------------------------------
Todco 1                                                                                                  125,100          5,045,283
------------------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                                                  76,800          1,520,035
------------------------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                                                                           72,900          2,716,254
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                                                 124,000          8,392,320
                                                                                                                    ---------------
                                                                                                                         97,318,568
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Alberta Clipper Energy, Inc. 1                                                                            93,278            349,843
------------------------------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                                                                   79,800          2,888,760
------------------------------------------------------------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                                                                  44,200            169,602
------------------------------------------------------------------------------------------------------------------------------------
Capitol Energy Resources Ltd. 1                                                                          255,200          1,534,074
------------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                 66,100            738,579
------------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                 52,200            583,265
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC                                                                                         45,700          3,129,536
------------------------------------------------------------------------------------------------------------------------------------
Delek US Holdings, Inc. 2                                                                                 29,100            556,683
------------------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                                     20,000             26,851
------------------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                                    315,000            422,910
------------------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                                   49,278            106,709
------------------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                                  105,300            228,021
------------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                                                                          25,400            872,236
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                                        71,600          2,337,024
------------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                            114,900          1,682,944
------------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                                            138,750          2,032,276
------------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                                 245,000          7,075,600
------------------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                                                   5,600            423,640
------------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                              112,800          6,689,040
------------------------------------------------------------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                                                                     139,884            866,324
------------------------------------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                                                   220,500            729,589
------------------------------------------------------------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc. 2                                                                              10,500            651,000
------------------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                                          556,050            842,865
------------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                        69,000          4,115,850
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                              472,000         12,677,920
------------------------------------------------------------------------------------------------------------------------------------
Open Range Energy Corp. 1                                                                                 10,090             25,258
------------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                                        96,300          6,028,380
------------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                                        204,100          3,535,730
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co. 2                                                                                      65,700          3,160,170
------------------------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                                       64,500            846,405
------------------------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                                 332,140          1,136,382
------------------------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                                    48,900            414,665


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Redstar Oil & Gas, Inc. 1                                                                                364,045    $       378,392
------------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                                                                               22,700            466,258
------------------------------------------------------------------------------------------------------------------------------------
Sound Energy Trust                                                                                       125,183            420,710
------------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                             117,400          8,269,656
------------------------------------------------------------------------------------------------------------------------------------
Sure Energy, Inc. 1                                                                                       70,941             55,917
------------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                                      18,200            760,214
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp. 2                                                                                   62,100          3,360,231
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                              77,000          7,733,110
------------------------------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                                                     102,132            314,933
------------------------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                                         16,836             85,310
------------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                      635,215          1,017,885
------------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                                    275,000            440,667
------------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                      397,100            636,323
------------------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 1,2                                                                                         1,163,200         18,902,000
------------------------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                                                                  120,200            622,636
------------------------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                                       30,617            153,019
------------------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 2                                                                                 380,000         14,827,600
                                                                                                                    ---------------
                                                                                                                        125,322,992
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.8%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Apollo Investment Corp. 2                                                                                 83,300          1,782,620
------------------------------------------------------------------------------------------------------------------------------------
Ares Capital Corp. 2                                                                                     154,500          2,807,265
------------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                                                                   171,200          7,375,296
------------------------------------------------------------------------------------------------------------------------------------
Cowen Group, Inc. 1                                                                                       22,200            369,408
------------------------------------------------------------------------------------------------------------------------------------
FCStone Group, Inc. 1                                                                                    125,700          4,691,124
------------------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                                             5,400            233,982
------------------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                                                   31,700          1,946,063
------------------------------------------------------------------------------------------------------------------------------------
HFF, Inc., Cl. A 1                                                                                        77,600          1,164,000
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                                284,000          5,938,440
------------------------------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                                                                    675,500         10,699,920
------------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                                                                            13,900            232,686
------------------------------------------------------------------------------------------------------------------------------------
MCG Capital Corp. 2                                                                                       95,300          1,787,828
------------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                                                                             246,600         15,274,404
------------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                                                                                19,500            863,850
------------------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                                                          128,400          3,185,604
------------------------------------------------------------------------------------------------------------------------------------
Technology Investment Capital Corp. 2                                                                      4,200             71,022
------------------------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                                      11,100            370,407
                                                                                                                    ---------------
                                                                                                                         58,793,919
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Amcore Financial, Inc. 2                                                                                  23,600            749,300
------------------------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc.                                                                                        39,000            953,550
------------------------------------------------------------------------------------------------------------------------------------
Banner Corp.                                                                                               3,700            153,735
------------------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                                         63,000          2,303,910
------------------------------------------------------------------------------------------------------------------------------------
Chittenden Corp. 2                                                                                       105,200          3,175,988


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Citizens Banking Corp. 2                                                                                  17,800    $       394,448
------------------------------------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                                                        52,600          2,127,670
------------------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                                                                           33,806          1,140,276
------------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                           124,900          7,384,088
------------------------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                                                              5,700            119,244
------------------------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc. 2                                                                            3,928            142,311
------------------------------------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                                                            96,100          1,619,285
------------------------------------------------------------------------------------------------------------------------------------
Financial Institutions, Inc. 2                                                                             4,400             88,308
------------------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                                     8,700          1,748,700
------------------------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                               119,500          1,359,910
------------------------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                                                  500             15,345
------------------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                                                          51,800          1,093,498
------------------------------------------------------------------------------------------------------------------------------------
Frontier Financial Corp. 2                                                                                73,050          1,822,598
------------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                                      216,500          5,821,685
------------------------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                                                           7,200            244,152
------------------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                                                     66,500          2,924,670
------------------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                                                    188,700          3,596,622
------------------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp. 2                                                                                  14,582            297,035
------------------------------------------------------------------------------------------------------------------------------------
International Bancshares Corp. 2                                                                           9,200            272,964
------------------------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp. 1                                                                              43,800          1,257,060
------------------------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                                          36,373            687,450
------------------------------------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc. 2                                                                           7,500             88,350
------------------------------------------------------------------------------------------------------------------------------------
Porter Bancorp, Inc.                                                                                      18,100            410,146
------------------------------------------------------------------------------------------------------------------------------------
Preferred Bank 2                                                                                          39,050          1,531,151
------------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp. 2                                                                              50,284          1,652,332
------------------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                                           16,590            375,100
------------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc. 2                                                                                 18,600            477,834
------------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc. 2                                                                               39,050            436,579
------------------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US 2                                                                    74,683          2,329,363
------------------------------------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc. 2                                                                               3,400            119,000
------------------------------------------------------------------------------------------------------------------------------------
UMB Financial Corp. 2                                                                                     39,900          1,506,624
------------------------------------------------------------------------------------------------------------------------------------
Umpqua Holdings Corp. 2                                                                                   43,900          1,175,203
------------------------------------------------------------------------------------------------------------------------------------
United Community Banks, Inc. 2                                                                            43,300          1,419,807
------------------------------------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co. 2                                                                            3,600             82,944
------------------------------------------------------------------------------------------------------------------------------------
West Coast Bancorp 2                                                                                      12,700            406,019
                                                                                                                    ---------------
                                                                                                                         53,504,254
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.9%
Advanta Corp., Cl. B 2                                                                                   289,300         12,682,912
------------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                                      285,200          6,519,672
------------------------------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                                         307,100         12,591,100
------------------------------------------------------------------------------------------------------------------------------------
Credit Acceptance Corp. 1,2                                                                               16,879            458,940
------------------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1,2                                                                                  138,200          2,035,686
------------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp. (The) 2                                                                           137,850          6,188,087


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
World Acceptance Corp. 1,2                                                                               226,900    $     9,064,655
                                                                                                                    ---------------
                                                                                                                         49,541,052
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Asset Acceptance Capital Corp. 1,2                                                                        14,200            219,674
------------------------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                                                                      76,300          3,294,634
------------------------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A                                                           366,300         17,875,440
------------------------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                                                           26,100            616,743
                                                                                                                    ---------------
                                                                                                                         22,006,491
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.0%
Affirmative Insurance Holdings, Inc.                                                                      28,204            487,929
------------------------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                               8,300            153,384
------------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                              114,800          9,917,572
------------------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                                             81,000          1,063,530
------------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                           103,400          3,519,736
------------------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                                                                     73,650          2,951,892
------------------------------------------------------------------------------------------------------------------------------------
Amerisafe, Inc. 1                                                                                         58,900          1,110,265
------------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                                 31,000          2,114,510
------------------------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                                                 216,500          7,005,940
------------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                             74,000          1,939,540
------------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                           163,400          8,763,142
------------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                                      17,700            586,224
------------------------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc.                                                                              100,200          2,221,434
------------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 1                                                                                     82,500          3,554,925
------------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                                                                     170,000          3,587,000
------------------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The) 2                                                                             116,600          3,502,664
------------------------------------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2                                                                40,700          1,023,605
------------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                                      375,775         15,117,428
------------------------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                                   113,000          2,402,380
------------------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                              54,700            928,806
------------------------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                                                                               39,100          1,008,780
------------------------------------------------------------------------------------------------------------------------------------
Employers Holdings, Inc. 1                                                                                30,200            604,604
------------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                                                                        65,000          2,543,450
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                               169,300          4,064,893
------------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                                99,100          5,026,352
------------------------------------------------------------------------------------------------------------------------------------
First Mercury Financial Corp. 1,2                                                                         24,400            501,420
------------------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                                            55,740          2,489,906
------------------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2                                                                12,400            303,552
------------------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                            101,600          4,685,792
------------------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                                                 172,200          5,594,778
------------------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                                                               137,300          6,734,565
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                              258,700          5,316,285
------------------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                                       213,800         10,018,668
------------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                                        120,900          3,487,965
------------------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                                      135,500         10,014,805
------------------------------------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                                             6,300          3,054,429


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
MBIA, Inc. 2                                                                                             119,900    $     7,852,251
------------------------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1,2                                                                    186,500          2,049,635
------------------------------------------------------------------------------------------------------------------------------------
Midland Co. (The) 2                                                                                       24,600          1,043,532
------------------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                                               4,200          1,028,160
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                               119,600          6,441,656
------------------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                                                                           4,200            210,714
------------------------------------------------------------------------------------------------------------------------------------
NYMAGIC, Inc. 2                                                                                            9,400            383,990
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                                                 89,500          3,518,245
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                                                      558,200         16,718,090
------------------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                                         195,450          4,323,354
------------------------------------------------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                                                                            55,500          1,387,500
------------------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                                   68,900          4,722,406
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                                   29,200          1,284,508
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                                 638,400          8,860,992
------------------------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                                 34,700            684,284
------------------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                                      65,700          3,360,555
------------------------------------------------------------------------------------------------------------------------------------
ProCentury Corp. 2                                                                                       106,700          2,475,440
------------------------------------------------------------------------------------------------------------------------------------
Pxre Group Ltd. 1                                                                                          5,100             24,480
------------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                                        82,500          4,761,900
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                               44,700          2,241,258
------------------------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                                              181,000          9,942,330
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                             133,100          8,841,833
------------------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                                            89,800          3,602,776
------------------------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                                      86,400          1,589,760
------------------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                                        269,000          6,848,740
------------------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                                96,300          3,094,119
------------------------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp. 2                                                                      11,200            468,048
------------------------------------------------------------------------------------------------------------------------------------
Tower Group, Inc. 2                                                                                       70,800          2,281,176
------------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                               3,600            234,432
------------------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                                                                                 33,200            559,420
------------------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                                   228,157          5,293,242
------------------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                              30,900          1,085,517
------------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                                                    42,000            813,960
------------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                                                                44,200          1,749,436
------------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                          357,500         16,899,025
                                                                                                                    ---------------
                                                                                                                        274,078,914
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.5%
Acadia Realty Trust 2                                                                                     31,600            823,812
------------------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                                      56,600          1,932,324
------------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc. 2                                                                   46,100          4,627,057
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                                                                                        15,200            893,608
------------------------------------------------------------------------------------------------------------------------------------
American Home Mortgage Investment Corp. 2                                                                 22,100            596,479
------------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Trust, Inc. 2                                                                                15,000            456,600
------------------------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust                                                                                132,100          1,577,274
------------------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                                                           35,000            493,150


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
BioMed Realty Trust, Inc. 2                                                                               92,600    $     2,435,380
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                                  108,692          3,631,400
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                      8,600            604,666
------------------------------------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                                                                    25,900          1,180,263
------------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                                         65,600          2,941,504
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc.                                                                              44,800            725,760
------------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                               82,125          3,750,649
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                                         67,500          3,083,400
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties, Inc. 2                                                                                15,000            492,900
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc. 2                                                                     55,200          1,107,312
------------------------------------------------------------------------------------------------------------------------------------
DCT Industrial Trust, Inc.                                                                               189,800          2,245,334
------------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                                              282,000          5,358,000
------------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                                88,300          3,523,170
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Investments, Inc.                                                                             10,700            465,129
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc. 2                                                                              55,800          2,847,474
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                                            53,100          3,199,275
------------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                                      157,100          2,573,298
------------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                                                         14,400            777,744
------------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc. 2                                                                                       123,200          3,264,800
------------------------------------------------------------------------------------------------------------------------------------
Extra Space Storage, Inc. 2                                                                               11,200            212,128
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                                           12,200          1,105,564
------------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                                                               114,300          2,968,371
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                                    146,900          6,654,570
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty Trust 2                                                                               6,200            177,134
------------------------------------------------------------------------------------------------------------------------------------
Franklin Street Properties Corp. 2                                                                         7,400            141,932
------------------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                                                           22,800            125,856
------------------------------------------------------------------------------------------------------------------------------------
Getty Realty Corp. 2                                                                                       3,600            103,464
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                                   46,300          1,251,026
------------------------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                                                                  38,800          1,190,384
------------------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                                                    48,700          2,137,930
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                                                           74,800          2,790,040
------------------------------------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust                                                                                  11,100            130,758
------------------------------------------------------------------------------------------------------------------------------------
Highland Hospitality Corp.                                                                               149,100          2,653,980
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                               130,900          5,169,241
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc. 2                                                                       99,500          5,254,595
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                              34,500          1,614,600
------------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust 2                                                                                   50,700            623,610
------------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                               199,800          3,664,332
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                                      61,600          1,002,848
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                                       26,100          1,924,875
------------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group Trust                                                                                   25,200            502,740
------------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp.                                                                                      123,400          3,384,862
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                                  86,000          3,986,960
------------------------------------------------------------------------------------------------------------------------------------
Lexington Realty Trust 2                                                                                  69,900          1,476,987
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust 2                                                                                  49,600          2,416,512
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co. Real Estate Investment Trust                                                          120,381          2,964,984


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
LTC Properties, Inc. 2                                                                                    68,400    $     1,772,244
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                                    50,500          2,405,315
------------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                                  80,800          2,873,248
------------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                                                                          58,700            862,303
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                                 68,200          3,836,932
------------------------------------------------------------------------------------------------------------------------------------
National Health Investors, Inc.                                                                            4,700            147,298
------------------------------------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                                                       166,300          4,022,797
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                                                                     224,200          7,008,492
------------------------------------------------------------------------------------------------------------------------------------
Newcastle Investment Corp. 2                                                                             109,400          3,033,662
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                                       104,700          1,795,605
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                                46,700          2,440,075
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                               72,300          3,205,059
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                                     48,000          2,195,040
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                                   42,700          3,011,204
------------------------------------------------------------------------------------------------------------------------------------
RAIT Financial Trust 2                                                                                    63,200          1,765,808
------------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                                                       31,400          1,121,294
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                                    222,800          6,282,960
------------------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                                      9,400            490,492
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                                      8,300            693,465
------------------------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc. 2                                                                                      10,400            591,760
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                                        199,400          4,765,660
------------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp. 2                                                                                    4,077            559,283
------------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                               53,400          2,958,894
------------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                                                     154,000          2,294,600
------------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                                         196,700          4,498,529
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc. 2                                                                                    5,300            164,406
------------------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                                           102,800          2,802,328
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                                     88,400          3,570,476
------------------------------------------------------------------------------------------------------------------------------------
U-Store-It Real Estate Investment Trust                                                                   39,800            800,776
------------------------------------------------------------------------------------------------------------------------------------
UDR, Inc. 2                                                                                               45,900          1,405,458
------------------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                              56,700          2,388,771
------------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2                                                                104,000          3,891,680
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors 2                                                                             23,100          1,098,636
------------------------------------------------------------------------------------------------------------------------------------
Winston Hotels, Inc. 2                                                                                    48,300            725,949
                                                                                                                    ---------------
                                                                                                                        192,718,544
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
CB Richard Ellis Group, Inc., Cl. A 1                                                                    166,800          5,701,224
------------------------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co. 2                                                                             2,500            188,625
------------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                                                  46,000          4,796,880
------------------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                                16,166            543,501
                                                                                                                    ---------------
                                                                                                                         11,230,230
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Astoria Financial Corp.                                                                                  112,800          2,999,352
------------------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                                       22,994            261,442


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
BankUnited Financial Corp., Cl. A 2                                                                       77,200    $     1,637,412
------------------------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc. 2                                                                             5,300            120,734
------------------------------------------------------------------------------------------------------------------------------------
City Bank (Lynnwood Washington) 2                                                                         11,000            353,210
------------------------------------------------------------------------------------------------------------------------------------
Clayton Holdings, Inc. 1,2                                                                                11,800            181,012
------------------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                                 496,700          8,473,702
------------------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                                  77,300          4,988,942
------------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                                           40,400          1,098,880
------------------------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                                             1,300             37,310
------------------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                                                          15,400            532,840
------------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                                      691,500          9,618,765
------------------------------------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                                              3,763             80,716
------------------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                                             204,600         11,627,418
------------------------------------------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc. 2                                                                                  84,600          1,010,970
------------------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                                                                   18,200            325,234
------------------------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                                  114,800            795,564
------------------------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 2                                                                                       3,900            202,878
------------------------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                                       7,800            114,972
------------------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                                                      160,500          6,635,070
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                     83,600          4,925,712
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                                433,708          5,581,822
------------------------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                                                      127,320          3,861,616
------------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                                  152,900          6,914,138
------------------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                                       162,200          2,830,390
------------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                        92,200          5,059,936
------------------------------------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                                                           54,500          1,473,680
------------------------------------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                                                                  66,700          2,762,047
------------------------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc.                                                                                  58,900          1,381,794
------------------------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                                   33,100          1,589,131
------------------------------------------------------------------------------------------------------------------------------------
Westfield Financial, Inc.                                                                                 39,900            427,728
------------------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                                    22,100          1,425,008
                                                                                                                    ---------------
                                                                                                                         89,329,425
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.6%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Alexion Pharmaceuticals, Inc. 1,2                                                                         50,100          2,166,324
------------------------------------------------------------------------------------------------------------------------------------
Allos Therapeutics, Inc. 1,2                                                                              19,300            115,221
------------------------------------------------------------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                                                                         17,500            315,000
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp./Celera Genomics Group 1                                                                    125,200          1,777,840
------------------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                                                 37,800            480,060
------------------------------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                                            25,600          1,085,696
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics, Inc. 1,2                                                                                   229,300          1,050,194
------------------------------------------------------------------------------------------------------------------------------------
Incyte Corp. 1,2                                                                                          79,700            525,223
------------------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                                                                         29,200            206,444
------------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                                                           192,200          1,781,694


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Maxygen, Inc. 1,2                                                                                          9,500    $       105,925
------------------------------------------------------------------------------------------------------------------------------------
Medarex, Inc. 1,2                                                                                         18,800            243,272
------------------------------------------------------------------------------------------------------------------------------------
Omrix Biopharmaceuticals, Inc. 1                                                                          37,800          1,446,606
------------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. 1,2                                                                                        28,700            754,523
------------------------------------------------------------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1,2                                                                          142,512          1,115,869
------------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                                       55,000          1,189,100
------------------------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                                                        225,787          2,713,960
------------------------------------------------------------------------------------------------------------------------------------
Trimeris, Inc. 1,2                                                                                        28,400            195,392
                                                                                                                    ---------------
                                                                                                                         17,268,343
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Accuray, Inc. 1,2                                                                                         27,520            612,045
------------------------------------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                                                          29,400          1,848,672
------------------------------------------------------------------------------------------------------------------------------------
Biosite, Inc. 1,2                                                                                        163,400         13,720,698
------------------------------------------------------------------------------------------------------------------------------------
Candela Corp. 1,2                                                                                          7,800             89,076
------------------------------------------------------------------------------------------------------------------------------------
Cholestech Corp. 1,2                                                                                      23,600            406,864
------------------------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                                            77,500          2,265,325
------------------------------------------------------------------------------------------------------------------------------------
Cutera, Inc. 1                                                                                            32,100          1,161,699
------------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                              159,900          7,011,615
------------------------------------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                                                         21,411            774,864
------------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                             132,200          6,702,540
------------------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                                                      81,000          2,065,500
------------------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1,2                                                                                         26,000          1,498,640
------------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1,2                                                                                        537,750         15,825,983
------------------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                                                                   19,400            884,252
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                               118,900          6,021,096
------------------------------------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                                                           120,900          5,561,400
------------------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                               43,950          1,220,052
------------------------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                                                                   103,600          4,138,820
------------------------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1,2                                                                                         126,600          1,519,200
------------------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                             150,000          3,984,000
------------------------------------------------------------------------------------------------------------------------------------
SurModics, Inc. 1,2                                                                                       13,800            496,800
------------------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1,2                                                                              135,200          4,595,448
------------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                                                     354,000         16,436,220
------------------------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp. 1                                                                                      90,800          2,419,820
                                                                                                                    ---------------
                                                                                                                        101,260,629
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Air Methods Corp. 1,2                                                                                     18,099            434,738
------------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc. 1                                                                                 127,700          1,114,821
------------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                                       518,600         15,765,440
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                  201,400         10,623,850
------------------------------------------------------------------------------------------------------------------------------------
Animal Health International, Inc. 1                                                                       31,900            385,671
------------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                                           515,400         16,621,650
------------------------------------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1,2                                                                       3,800             96,520


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Centene Corp. 1,2                                                                                        355,600    $     7,464,044
------------------------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                                             328,800         16,098,048
------------------------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1,2                                                                                          69,550          2,103,888
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                             151,400          8,485,970
------------------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                                       147,000          2,679,810
------------------------------------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2                                                                 103,700          3,055,002
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                   32,100          2,591,112
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                                              60,028          3,788,367
------------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1                                                                           25,300            295,251
------------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1,2                                                                                   543,600         12,801,780
------------------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                                     150,500          7,035,875
------------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                           150,200          8,714,604
------------------------------------------------------------------------------------------------------------------------------------
InVentiv Health, Inc. 1,2                                                                                 90,549          3,467,121
------------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                                             447,500         14,669,050
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                                                   108,800          7,902,144
------------------------------------------------------------------------------------------------------------------------------------
Landauer, Inc. 2                                                                                           6,700            338,216
------------------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                                       170,386          7,018,199
------------------------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                                                                        6,700            217,281
------------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                                         134,900          5,665,800
------------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                                          31,000          1,685,160
------------------------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                                         76,300          2,082,990
------------------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                              324,300          9,920,337
------------------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                               15,000            764,700
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1                                                                                65,900            865,267
------------------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                              375,000          7,927,500
------------------------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                                         2,700             47,250
------------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                                            26,200          1,078,654
------------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. 1,2                                                                            18,700            230,945
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                                           51,200          2,023,424
------------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                             73,400          6,257,350
                                                                                                                    ---------------
                                                                                                                        192,317,829
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
AMICAS, Inc. 1,2                                                                                          34,100             96,844
------------------------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                                                       12,700            340,614
------------------------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                                                           110,060          1,723,540
------------------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                                         197,900          5,869,714
------------------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                                                       141,600          2,962,272
------------------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                                                                  116,200          1,525,706
------------------------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1,2                                                                                  68,800          1,376,688
------------------------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                                                                    26,400            878,064
                                                                                                                    ---------------
                                                                                                                         14,773,442
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Applera Corp./Applied Biosystems Group                                                                   174,600          5,162,922


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Bio-Rad Laboratories, Inc., Cl. A 1,2                                                                     30,400    $     2,123,136
------------------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp. 1,2                                                                             274,200          2,884,584
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 1                                                          98,600          4,561,236
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                                                       104,900          6,676,885
------------------------------------------------------------------------------------------------------------------------------------
Luminex Corp. 1,2                                                                                         13,300            182,476
------------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                                                           97,100          3,492,687
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                        163,400          3,957,548
------------------------------------------------------------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1,2                                                                    101,100          2,628,600
------------------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                                           306,100         17,833,386
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                                           107,600          6,240,800
                                                                                                                    ---------------
                                                                                                                         55,744,260
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Alpharma, Inc., Cl. A                                                                                    577,900         13,915,832
------------------------------------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1,2                                                                        137,500          2,274,250
------------------------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                                                                        109,500          2,101,305
------------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                                      4,100            120,540
------------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1,2                                                                        205,351          5,078,330
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                             122,100          2,401,707
------------------------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                                    334,900          8,399,292
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                                    270,800          8,346,056
------------------------------------------------------------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1                                                                         59,200          3,766,896
------------------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                                                                          127,300          2,953,360
------------------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                              133,900          1,049,776
------------------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                              488,500          8,626,910
------------------------------------------------------------------------------------------------------------------------------------
Pozen, Inc. 1,2                                                                                          135,900          2,004,525
------------------------------------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                                                                  590,300         13,978,304
------------------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                                                     759,100         10,893,085
                                                                                                                    ---------------
                                                                                                                         85,910,168
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
AerCap Holdings NV 1,2                                                                                   104,900          3,053,639
------------------------------------------------------------------------------------------------------------------------------------
Aeroviroment, Inc. 1,2                                                                                    66,700          1,524,762
------------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                                                               53,500          4,703,720
------------------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                                                 101,700          6,847,461
------------------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                                   7,900            137,460
------------------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                                                        68,200          3,733,268
------------------------------------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                                                              9,600            207,744
------------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                                                                    86,100          3,318,294
------------------------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1,2                                                                   146,900          2,216,721
------------------------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                                                  12,700            321,564
------------------------------------------------------------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                                                                          160,400          4,319,572
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                               815,700         15,286,218
------------------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                                             22,100            827,424


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
United Industrial Corp. 2                                                                                 26,800    $     1,479,360
                                                                                                                    ---------------
                                                                                                                         47,977,207
------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
ABX Air, Inc. 1                                                                                          165,600          1,134,360
------------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                                                                    81,200          4,281,676
------------------------------------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                                              137,400          5,445,162
------------------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1,2                                                                               514,490         14,915,065
------------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                                292,400          7,877,256
                                                                                                                    ---------------
                                                                                                                         33,653,519
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
Alaska Air Group, Inc. 1,2                                                                               124,300          4,735,830
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1                                                                                              315,200          9,597,840
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                                    214,200          7,794,738
------------------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                                                                            232,400          1,357,216
------------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines Holdings, Inc. 1,2                                                                      11,600             69,716
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                                                                               79,000          1,365,910
------------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                                         96,000          2,204,160
------------------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                                            414,200         11,112,986
------------------------------------------------------------------------------------------------------------------------------------
UAL Corp. 1,2                                                                                             78,400          2,992,528
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                                  70,500          3,206,340
                                                                                                                    ---------------
                                                                                                                         44,437,264
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
American Woodmark Corp. 2                                                                                 58,100          2,135,756
------------------------------------------------------------------------------------------------------------------------------------
Ameron International Corp. 2                                                                              24,600          1,620,156
------------------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                                                                                40,500            811,620
------------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                                                           129,000          2,073,030
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1,2                                                                                 123,900          2,183,118
------------------------------------------------------------------------------------------------------------------------------------
Insteel Industries, Inc. 2                                                                                67,700          1,136,683
------------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                               129,700          4,630,290
------------------------------------------------------------------------------------------------------------------------------------
PW Eagle, Inc. 2                                                                                          85,100          2,811,704
------------------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                                        220,800         10,940,640
                                                                                                                    ---------------
                                                                                                                         28,342,997
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.0%
ABM Industries, Inc.                                                                                     355,800          9,389,562
------------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                                                                    179,400          4,321,746
------------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                                                      346,700         12,203,840
------------------------------------------------------------------------------------------------------------------------------------
American Reprographics Co. 1,2                                                                            20,700            637,353
------------------------------------------------------------------------------------------------------------------------------------
AMREP Corp. 2                                                                                             14,400          1,112,400
------------------------------------------------------------------------------------------------------------------------------------
Angelica Corp.                                                                                             2,800             77,112
------------------------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                                      91,100          5,854,086
------------------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                                       54,200            852,566
------------------------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                                                           196,200          1,393,020
------------------------------------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                                                               29,000            838,680
------------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp.                                                                                     87,400          1,938,532


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Cenveo, Inc. 1,2                                                                                         479,700    $    11,656,710
------------------------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                                   99,700          4,508,434
------------------------------------------------------------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1,2                                                                             169,500          3,373,050
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                                            178,700         13,232,735
------------------------------------------------------------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                                                                             24,500            495,390
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                                            41,400          2,186,334
------------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp. 1                                                                                  102,700          2,277,886
------------------------------------------------------------------------------------------------------------------------------------
CRA International, Inc. 1,2                                                                               34,400          1,794,992
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                             549,200         18,414,676
------------------------------------------------------------------------------------------------------------------------------------
Diamond Management & Technology Consultants, Inc. 2                                                      153,900          1,799,091
------------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                              233,000          8,525,470
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                                                    30,400          2,772,480
------------------------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                                            124,600          3,334,296
------------------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1,2                                                                                       106,100          2,116,695
------------------------------------------------------------------------------------------------------------------------------------
First Consulting Group, Inc. 1,2                                                                          68,400            622,440
------------------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                                   17,200            779,504
------------------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co. 2                                                                                  318,600         16,321,878
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                                         86,675          2,483,239
------------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                                             121,131          5,868,797
------------------------------------------------------------------------------------------------------------------------------------
HNI Corp.                                                                                                    400             18,372
------------------------------------------------------------------------------------------------------------------------------------
ICT Group, Inc. 1                                                                                         39,300            687,750
------------------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                                                       105,700          4,345,327
------------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                            1,194,900         17,170,713
------------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                                                                                 574,200          9,181,458
------------------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                                                               70,800          2,279,760
------------------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                                          66,900            921,213
------------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                              484,600         11,548,018
------------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                                             655,200         15,030,288
------------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                                                    717,200         13,619,628
------------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Co. 1,2                                                                                  5,400            196,668
------------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                           113,700          8,387,649
------------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                     89,500          2,997,355
------------------------------------------------------------------------------------------------------------------------------------
On Assignment, Inc. 1,2                                                                                  154,500          1,917,345
------------------------------------------------------------------------------------------------------------------------------------
PeopleSupport, Inc. 1,2                                                                                   37,200            425,940
------------------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                              351,900         10,754,064
------------------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp. 1                                                                                     94,000          1,699,520
------------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                                  279,900          7,786,818
------------------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                                                                            86,700          2,773,533
------------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc. 2                                                                                           79,700          1,833,897
------------------------------------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                                                              33,100            573,292
------------------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                                                  36,800          1,328,848
------------------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                                       295,600          2,607,192
------------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                                   291,000          5,787,990
------------------------------------------------------------------------------------------------------------------------------------
Team, Inc. 1,2                                                                                            49,800          1,899,870


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Tetra Tech, Inc. 1,2                                                                                     643,067    $    12,256,857
------------------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                                 87,300          5,231,016
------------------------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                               368,000         14,204,800
------------------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                                      354,850          9,293,522
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                                 37,500          1,122,750
------------------------------------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                                                31,800            873,546
------------------------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                              393,300         19,134,045
                                                                                                                    ---------------
                                                                                                                        329,072,038
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Baker (Michael) Corp. 1,2                                                                                 11,500            279,450
------------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                                             161,500          4,966,125
------------------------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                                                                              164,000          1,964,720
------------------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                                      311,700         18,384,066
------------------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                               105,400          5,824,404
------------------------------------------------------------------------------------------------------------------------------------
Infrasource Services, Inc. 1                                                                             568,300         17,350,199
------------------------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                                  22,500            467,775
------------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2                                                                  22,700            561,371
------------------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                                                          69,400          2,558,084
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                                                149,600          3,772,912
------------------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                                                    17,300          1,149,066
                                                                                                                    ---------------
                                                                                                                         57,278,172
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Acuity Brands, Inc.                                                                                      305,600         16,636,864
------------------------------------------------------------------------------------------------------------------------------------
AZZ, Inc. 1                                                                                                1,100             46,200
------------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co. 2                                                                                     75,700          2,856,918
------------------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                                                         362,900         19,447,811
------------------------------------------------------------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                                                                        170,400          2,927,472
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                                     42,000          2,244,060
------------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                                                                          754,600          6,851,768
------------------------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1,2                                                                                          197,300          6,678,605
------------------------------------------------------------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                                                                           52,600          1,461,754
------------------------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc. 2                                                                                    23,200            388,368
------------------------------------------------------------------------------------------------------------------------------------
Powell Industries, Inc. 1,2                                                                                4,600            147,200
------------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                                       153,542          7,121,278
------------------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1                                                                                    82,940          2,875,530
------------------------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                                            102,963          1,031,689
------------------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                                  325,301         13,392,642
                                                                                                                    ---------------
                                                                                                                         84,108,159
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Sequa Corp., Cl. A 1                                                                                      48,200          5,772,914
------------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                            54,800          3,730,236
------------------------------------------------------------------------------------------------------------------------------------
Tredegar Corp. 2                                                                                         254,700          5,804,613
                                                                                                                    ---------------
                                                                                                                         15,307,763


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.3%
Accuride Corp. 1                                                                                          71,500    $     1,043,900
------------------------------------------------------------------------------------------------------------------------------------
AGCO Corp. 1                                                                                              58,400          2,159,048
------------------------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                                                    72,200          2,085,858
------------------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                                                                                22,200            893,550
------------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                                                                                 80,000          2,468,000
------------------------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                                           42,300          2,532,924
------------------------------------------------------------------------------------------------------------------------------------
Commercial Vehicle Group, Inc. 1                                                                          20,500            422,300
------------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                             64,200          9,291,024
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Materials Corp. 1,2                                                                               39,968          1,307,753
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                               29,400          2,456,664
------------------------------------------------------------------------------------------------------------------------------------
Federal Signal Corp. 2                                                                                   102,900          1,597,008
------------------------------------------------------------------------------------------------------------------------------------
Flow International Corp. 1,2                                                                              32,300            346,902
------------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                                   254,900          8,883,265
------------------------------------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The) 2                                                                                    8,850            283,466
------------------------------------------------------------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                                                                      24,500          1,049,825
------------------------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1,2                                                                                          66,300          1,681,368
------------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                                           338,400         14,402,304
------------------------------------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                                                               20,300            645,337
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                 48,300          3,068,499
------------------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                                  64,900          8,556,416
------------------------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1,2                                                                               28,900            630,309
------------------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                                 186,800          5,622,680
------------------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A 2                                                                           72,700          9,989,707
------------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                                           112,900          5,165,175
------------------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                            289,400         13,445,524
------------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                               178,500          6,783,000
------------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                     26,400          2,278,584
------------------------------------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                                                                    90,200          3,015,386
------------------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                                                                   55,800          2,080,782
------------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                                101,400          7,118,280
------------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                                    12,600            336,798
------------------------------------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                                                             69,100          2,175,959
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                                             83,700          6,006,312
------------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                               93,900          2,378,487
------------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                           270,800         13,875,792
------------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                               267,000         15,440,610
------------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 2                                                                                  101,800          1,569,756
------------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                             519,700         17,924,453
                                                                                                                    ---------------
                                                                                                                        181,013,005
------------------------------------------------------------------------------------------------------------------------------------
MARINE--0.3%
American Commercial Lines, Inc. 1,2                                                                       91,400          2,874,530
------------------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                                                                               344,400         11,303,208
                                                                                                                    ---------------
                                                                                                                         14,177,738


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Arkansas Best Corp. 2                                                                                     45,800    $     1,628,190
------------------------------------------------------------------------------------------------------------------------------------
Avis Budget Group, Inc. 1                                                                                231,700          6,330,044
------------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                             90,900          4,530,456
------------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                                218,100         11,131,824
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern 1,2                                                                                 185,100          6,585,858
------------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                              210,600          7,286,760
------------------------------------------------------------------------------------------------------------------------------------
P.A.M. Transportation Services, Inc. 1,2                                                                  22,800            470,136
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                       38,500          1,899,590
------------------------------------------------------------------------------------------------------------------------------------
Saia, Inc. 1                                                                                              65,799          1,562,726
------------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                                         473,700         14,760,492
------------------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc. 2                                                                                18,000            327,060
------------------------------------------------------------------------------------------------------------------------------------
YRC Worldwide, Inc. 1,2                                                                                   91,800          3,692,196
                                                                                                                    ---------------
                                                                                                                         60,205,332
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc.                                                                    417,800         10,252,812
------------------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                                108,300          1,137,150
------------------------------------------------------------------------------------------------------------------------------------
Houston Wire & Cable Co. 1,2                                                                              56,500          1,583,130
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1,2                                                                                61,000          1,337,120
------------------------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A                                                                                        53,900          1,256,409
------------------------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                                         34,100            655,061
------------------------------------------------------------------------------------------------------------------------------------
TAL International Group, Inc. 2                                                                            5,100            122,400
------------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp. 2                                                                                      391,733         10,126,298
------------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                      102,900          7,947,996
                                                                                                                    ---------------
                                                                                                                         34,418,376
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Macquarie Infrastructure Co. Trust 2                                                                      52,200          2,051,460
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.1%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
ADTRAN, Inc. 2                                                                                           431,000         10,494,850
------------------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                                                86,200          1,517,982
------------------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1,2                                                                                  1,286,800         18,118,144
------------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                            588,200          6,946,642
------------------------------------------------------------------------------------------------------------------------------------
C-COR.net Corp. 1                                                                                        214,000          2,966,040
------------------------------------------------------------------------------------------------------------------------------------
Carrier Access Corp. 1,2                                                                                  11,800             60,298
------------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                                        516,200         22,144,980
------------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                                                                     172,500          6,680,925
------------------------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                                              71,809            911,974
------------------------------------------------------------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                                                                                118,600            963,032
------------------------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                                                                 225,000          5,863,500
------------------------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1,2                                                                                86,100          1,659,147
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1,2                                                                               401,900          1,700,037
------------------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                                                                       303,000          2,975,460
------------------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                                                                          8,400            198,576


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
InterDigital Communications Corp. 1,2                                                                    526,350    $    16,669,505
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1,2                                                                     36,600          1,862,208
------------------------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                                                           19,500            556,335
------------------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                                                                           61,000          1,096,170
------------------------------------------------------------------------------------------------------------------------------------
OpNext, Inc. 1                                                                                            86,100          1,273,419
------------------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                                          50,200            251,502
------------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                                          443,500         14,781,855
------------------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc. 1,2                                                                                         74,300          2,102,690
------------------------------------------------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                                                            5,700             46,398
------------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                                                                 1,280,000         10,329,600
------------------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1                                                                                          800              6,640
------------------------------------------------------------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                                                                         42,900            639,639
------------------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                                                                    1,335,600         11,072,124
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                                         143,000          4,714,710
                                                                                                                    ---------------
                                                                                                                        148,604,382
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
ActivIdentity Corp. 1                                                                                     14,000             70,700
------------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                                 1,620,600         15,428,112
------------------------------------------------------------------------------------------------------------------------------------
Cray, Inc. 1,2                                                                                           145,100          2,000,929
------------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                                            117,900          5,625,009
------------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                                                        270,600          6,345,570
------------------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                                           354,900          6,491,121
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1,2                                                                                       189,600          1,130,016
------------------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                                            172,300          6,957,474
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                     106,400          6,220,144
------------------------------------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                                                                 127,800          2,049,912
------------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                                                        3,400            145,248
                                                                                                                    ---------------
                                                                                                                         52,464,235
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Acacia Research Corp. 1,2                                                                                172,200          2,724,204
------------------------------------------------------------------------------------------------------------------------------------
Aeroflex, Inc. 1                                                                                         170,800          2,246,020
------------------------------------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                                           130,000          2,921,100
------------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                            204,200          7,379,788
------------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                                159,400          2,422,880
------------------------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                                                                                   37,400          1,412,972
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                                43,000          1,017,380
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp. 2                                                                                           164,200          3,558,214
------------------------------------------------------------------------------------------------------------------------------------
CPI International, Inc. 1                                                                                 46,800            899,496
------------------------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                              187,600          2,592,632
------------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                                        142,500          4,917,675
------------------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1                                                                                  30,500            833,565
------------------------------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                                                                 30,500            880,535
------------------------------------------------------------------------------------------------------------------------------------
Gerber Scientific, Inc. 1,2                                                                               68,100            722,541


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Global Imaging Systems, Inc. 1                                                                           366,400    $     7,144,800
------------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                              150,100          2,698,798
------------------------------------------------------------------------------------------------------------------------------------
IPG Photonics Corp. 1                                                                                     45,820            879,744
------------------------------------------------------------------------------------------------------------------------------------
Itron, Inc. 1,2                                                                                          111,300          7,238,952
------------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                                                                     189,700          7,701,820
------------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                                          90,200          1,332,254
------------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                                      75,200          6,735,664
------------------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                                       90,900          3,530,556
------------------------------------------------------------------------------------------------------------------------------------
Newport Corp. 1,2                                                                                        232,100          3,799,477
------------------------------------------------------------------------------------------------------------------------------------
OYO Geospace Corp. 1,2                                                                                    16,300          1,155,996
------------------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                                97,700          2,649,624
------------------------------------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                                            198,100          5,685,470
------------------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                                                                   91,300          1,305,590
------------------------------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                                           238,400          4,088,560
------------------------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                                                         72,100          1,178,114
------------------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                                                       242,300         14,339,314
------------------------------------------------------------------------------------------------------------------------------------
Rogers Corp. 1,2                                                                                         112,300          4,980,505
------------------------------------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1                                                                                            42,600            904,824
------------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                                         79,900          2,861,219
------------------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                                           9,700            254,043
------------------------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                                                                               102,500            977,850
------------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                                                           187,600          2,622,648
------------------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1,2                                                                                            84,200          1,348,042
                                                                                                                    ---------------
                                                                                                                        119,942,866
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
AsiaInfo Holdings, Inc. 1                                                                                131,600            904,092
------------------------------------------------------------------------------------------------------------------------------------
CMGI, Inc. 1,2                                                                                         1,740,900          3,690,708
------------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                                   48,300          2,668,575
------------------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                                      1,295,800          9,524,130
------------------------------------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                                                                    19,900            357,205
------------------------------------------------------------------------------------------------------------------------------------
Internap Network Services Corp. 1,2                                                                       14,800            233,100
------------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                                       211,100          3,567,590
------------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                                       282,368          7,827,241
------------------------------------------------------------------------------------------------------------------------------------
National Information Consortium, Inc. 2                                                                   32,600            174,736
------------------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                                      410,100          9,005,796
------------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1,2                                                                                   285,600          2,241,960
------------------------------------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                                               147,500            885,000
------------------------------------------------------------------------------------------------------------------------------------
Savvis, Inc. 1,2                                                                                          42,113          2,016,370
------------------------------------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                                                         151,700          3,250,931
------------------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                                      187,100          1,564,156
------------------------------------------------------------------------------------------------------------------------------------
Switch & Data Facilities Co. 1                                                                            82,110          1,487,833
------------------------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                                                                    179,100          2,193,975
------------------------------------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                                                                       66,400          2,441,528


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
United Online, Inc.                                                                                      997,350    $    13,992,821
------------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                                       288,898          7,548,905
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1,2                                                                                       269,500          6,769,840
------------------------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                                                         147,500          2,739,075
------------------------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                                             394,300         22,419,898
------------------------------------------------------------------------------------------------------------------------------------
webMethods, Inc. 1                                                                                        23,300            167,527
------------------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                                       355,000          8,161,450
                                                                                                                    ---------------
                                                                                                                        115,834,442
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.8%
Acxiom Corp.                                                                                             191,800          4,102,602
------------------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                              1,121,100         12,847,806
------------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                                         110,600          3,853,304
------------------------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                                          210,900          1,659,783
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                                179,400          9,352,122
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                        271,800          6,906,438
------------------------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1,2                                                                                       329,600          8,134,528
------------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                                        631,400         15,797,628
------------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                                                                     98,300          7,392,160
------------------------------------------------------------------------------------------------------------------------------------
eFunds Corp. 1,2                                                                                          21,100            562,526
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                           193,000         10,240,580
------------------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                                              98,000          2,779,280
------------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                                                                                 188,200          4,507,390
------------------------------------------------------------------------------------------------------------------------------------
infoUSA, Inc. 2                                                                                          153,268          1,474,438
------------------------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc. 2                                                                                   7,800            188,526
------------------------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                                            159,000          2,159,220
------------------------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc. 1,2                                                                                    180,100          3,164,357
------------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                            236,100          7,888,101
------------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                                      1,035,500         14,652,325
------------------------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                                        95,800          1,413,050
------------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                                             760,100         13,582,987
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                                     203,600          6,667,900
------------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                                257,000          4,687,680
------------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc. 2                                                                                            54,500          1,888,425
------------------------------------------------------------------------------------------------------------------------------------
TNS, Inc. 1                                                                                                2,700             43,443
------------------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc. 2                                                                            160,400          5,108,740
------------------------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                                             220,400          2,799,080
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp. 1                                                                                    17,700            536,841
                                                                                                                    ---------------
                                                                                                                        154,391,260
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Dionex Corp. 1,2                                                                                         110,200          7,505,722
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Actel Corp. 1,2                                                                                          115,500          1,908,060
------------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                                     567,700         11,944,408


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Agere Systems, Inc. 1                                                                                    379,100    $     8,575,242
------------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                                                                    463,300          5,073,135
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                             1,447,150         18,060,432
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                                                                           835,300          3,048,845
------------------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1                                                                               270,944          1,904,736
------------------------------------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                                                                         128,600          3,077,398
------------------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                            300,600          1,512,018
------------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                                           391,600         11,971,212
------------------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1,2                                                                           334,000          2,551,760
------------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                                                              248,100          4,254,915
------------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                                                                     232,700          1,782,482
------------------------------------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                                                              38,700            727,560
------------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp. 1,2                                                                               177,700            588,187
------------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                            376,780         15,655,209
------------------------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                                            64,300            851,332
------------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                                     320,100          5,352,072
------------------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                              172,500          6,220,350
------------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                                                                              201,600          8,098,272
------------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                                     193,900          2,989,938
------------------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                                        143,200          3,776,184
------------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                                     321,900          2,977,575
------------------------------------------------------------------------------------------------------------------------------------
LTX Corp. 1                                                                                              494,400          3,025,728
------------------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                                67,300            612,430
------------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                                       1,184,200         13,049,884
------------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                                                                        43,500            388,455
------------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                                  584,600         14,918,992
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                 212,200          6,794,644
------------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                                               581,900          5,190,548
------------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                                                                                18,500            115,255
------------------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                                                    751,000          6,128,160
------------------------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                                                                     482,700          2,379,711
------------------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                                        50,200          1,667,142
------------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                         315,000          5,210,100
------------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                                             295,800         11,755,092
------------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                                            68,700            343,500
------------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                        129,300          6,902,034
------------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1                                                                                 25,000            487,500
------------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                                            342,400          8,036,128
------------------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                            326,600          5,558,732
                                                                                                                    ---------------
                                                                                                                        215,465,357
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.2%
Actuate Corp. 1,2                                                                                        388,500          2,027,970


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Advent Software, Inc. 1,2                                                                                166,500    $     5,805,855
------------------------------------------------------------------------------------------------------------------------------------
Altiris, Inc. 1                                                                                          110,700          3,643,137
------------------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                                         164,946          5,218,891
------------------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                               236,300          3,071,900
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                       92,900          1,076,711
------------------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                                          531,124         12,970,048
------------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                     278,300          8,568,857
------------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                           402,000          8,466,120
------------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                                           117,800          4,640,142
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                        707,100          6,710,379
------------------------------------------------------------------------------------------------------------------------------------
Double-Take Software, Inc. 1                                                                              25,800            348,558
------------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                                                  106,400          1,480,024
------------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc. 2                                                                          16,800          1,055,880
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                                         185,700          7,182,876
------------------------------------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                                                                             74,800            779,416
------------------------------------------------------------------------------------------------------------------------------------
Glu Mobile, Inc. 1,2                                                                                      41,550            415,500
------------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                          170,700          4,105,335
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                               169,400          8,780,002
------------------------------------------------------------------------------------------------------------------------------------
i2 Technoloogies, Inc. 1,2                                                                                90,900          2,181,600
------------------------------------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1                                                                          47,100            717,804
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                           111,200          3,042,432
------------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                                52,900            795,087
------------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                                           156,800          8,388,800
------------------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                                         71,900            859,924
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                                                           293,900          8,061,677
------------------------------------------------------------------------------------------------------------------------------------
MapInfo Corp. 1,2                                                                                         72,700          1,463,451
------------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                           253,100          7,360,148
------------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                                                                992,500         16,217,450
------------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                                                                 137,400          7,418,226
------------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                                           133,500         16,873,065
------------------------------------------------------------------------------------------------------------------------------------
OPNET Technologies, Inc. 1,2                                                                              36,600            494,466
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                                            230,700          4,404,063
------------------------------------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 2                                                                                  102,500          4,100,000
------------------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                                   398,000          6,475,460
------------------------------------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1,2                                                                                  8,600            121,260
------------------------------------------------------------------------------------------------------------------------------------
Sourcefire, Inc. 1                                                                                        63,500          1,119,505
------------------------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                                                            93,700          3,382,570
------------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                                           257,300          6,504,544
------------------------------------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1,2                                                                        60,100          1,045,740
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                         276,400          7,249,972
------------------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                                                                       121,900          4,112,906
------------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                                 1,939,700         16,526,244
------------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1,2                                                           81,431          2,637,550


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Ultimate Software Group, Inc. (The) 1,2                                                                   84,600    $     2,215,674
------------------------------------------------------------------------------------------------------------------------------------
VA Software Corp. 1,2                                                                                    212,100            854,763
------------------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                                              108,100          1,931,747
------------------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                                                    13,400            430,810
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                               315,100          3,132,094
                                                                                                                    ---------------
                                                                                                                        226,466,633
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--8.4%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.9%
Albemarle Corp.                                                                                          159,500          6,593,730
------------------------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                                                                   104,800          3,271,856
------------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                            107,000          7,019,200
------------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                              139,400          6,653,562
------------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                                 121,600          3,750,144
------------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc. 2                                                                           420,300         16,202,565
------------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                               94,900          2,050,789
------------------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                                 19,000          1,433,170
------------------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                                        450,700         12,290,589
------------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                                         844,700         16,505,438
------------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc. 2                                                                                120,700          2,086,903
------------------------------------------------------------------------------------------------------------------------------------
Innospec, Inc. 2                                                                                          31,600          1,821,424
------------------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                                 101,800          4,806,996
------------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc. 2                                                                                  62,500          1,603,750
------------------------------------------------------------------------------------------------------------------------------------
Landec Corp. 1,2                                                                                          59,400            842,292
------------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                                     130,400          6,719,512
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                    280,300          8,400,591
------------------------------------------------------------------------------------------------------------------------------------
MacDermid, Inc. 2                                                                                         98,600          3,438,182
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                        195,800          4,679,620
------------------------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                                                        242,800          9,874,676
------------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                                         280,800         12,546,144
------------------------------------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1,2                                                                                38,800            211,848
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 1                                                                                      88,800          2,454,432
------------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1,2                                                                                        857,600          5,231,360
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1,2                                                                              213,700          5,915,216
------------------------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                                     45,500          1,071,980
------------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp. 2                                                                            564,000         14,539,920
------------------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                                           506,500         14,860,710
------------------------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                              29,600            777,000
------------------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                               339,454          5,940,445
------------------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                                    171,500          2,469,600
------------------------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                                      124,400          3,462,052
------------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                                     861,400         22,758,188
                                                                                                                    ---------------
                                                                                                                        212,283,884
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc. 2                                                                                   21,200            946,156


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS CONTINUED
Headwaters, Inc. 1,2                                                                                     138,600    $     3,028,410
------------------------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc. 1                                                                                     49,000            383,180
                                                                                                                    ---------------
                                                                                                                          4,357,746
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
AEP Industries, Inc. 1,2                                                                                  43,000          1,849,000
------------------------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc. 2                                                                                        68,800          4,604,784
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Corp. 2                                                                                        17,000            256,700
------------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                                   227,600          5,567,096
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                                                                               61,900            293,406
------------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                                                       111,700         12,410,987
------------------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc. 2                                                                                 136,700          2,553,556
------------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                               177,300          4,326,120
------------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                           231,900          7,824,306
------------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                                                                   450,700         14,963,240
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                                                          72,800          2,300,480
------------------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc. 2                                                                                  132,100          6,751,631
------------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                                      143,400          5,388,972
                                                                                                                    ---------------
                                                                                                                         69,090,278
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.9%
A. M. Castle & Co. 2                                                                                      19,127            561,569
------------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                                                                               692,400         16,195,236
------------------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                                   779,600          1,654,413
------------------------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                                                                      24,900          1,206,903
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                                 335,900         15,746,992
------------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 2                                                                                    329,730         19,180,394
------------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                                                 329,900         21,116,899
------------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                                     21,500            674,025
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                                                   279,700          9,341,980
------------------------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                                          119,900            346,874
------------------------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                                    36,900            808,636
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc. 2                                                                              42,400            959,088
------------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                                                   1,015,500          9,200,430
------------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                        17,300            951,537
------------------------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                                      177,100          2,948,343
------------------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                                     23,700            605,176
------------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc. 2                                                                                 352,800         16,299,360
------------------------------------------------------------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                                                                    701,510          2,521,669
------------------------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                             324,073         13,724,492
------------------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1,2                                                                        46,800          4,259,268
------------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                                       129,300          5,193,981
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                                     153,500          6,631,200
------------------------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc. 2                                                                                 3,800            112,404
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                 93,300          9,252,561


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Universal Stainless & Alloy Products, Inc. 1,2                                                            23,200    $     1,101,304
                                                                                                                    ---------------
                                                                                                                        160,594,734
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc. 2                                                                                          334,400          7,965,408
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                                                                           188,700          2,449,326
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc. 1,2                                                                            77,200            923,312
------------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                                      70,300          2,793,722
------------------------------------------------------------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                                                                    51,700          1,284,745
                                                                                                                    ---------------
                                                                                                                         15,416,513
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Alaska Communications Systems Group, Inc. 2                                                              200,800          2,961,800
------------------------------------------------------------------------------------------------------------------------------------
Aruba Networks, Inc. 1,2                                                                                  55,400            812,718
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                                                                               16,400            428,532
------------------------------------------------------------------------------------------------------------------------------------
BigBand Networks, Inc. 1                                                                                 200,400          3,609,204
------------------------------------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                                                                        263,400          7,725,522
------------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                         177,100          8,003,149
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1,2                                                                              3,367,000         15,824,900
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                              517,468          7,736,147
------------------------------------------------------------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1                                                                      394,000          9,310,220
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                               117,300          2,333,097
------------------------------------------------------------------------------------------------------------------------------------
CT Communications, Inc. 2                                                                                100,400          2,419,640
------------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                             173,600          9,782,360
------------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                                           111,400          2,139,994
------------------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                                   334,400          4,681,600
------------------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc. 2                                                                                    83,500          4,624,230
------------------------------------------------------------------------------------------------------------------------------------
IDT Corp., Cl. B 2                                                                                        41,000            465,350
------------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2                                                                 138,300          2,766,000
------------------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                                          34,500            751,065
------------------------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                                                                         111,100          1,246,542
                                                                                                                    ---------------
                                                                                                                         87,622,070
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cellcom Israel Ltd. 1                                                                                    200,690          3,660,586
------------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 1                                                                         87,000            716,010
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                                   854,700          7,341,873
------------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1,2                                                                              17,800            187,612
------------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                           147,100          8,770,102
------------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 2                                                                                     123,800          2,467,334
                                                                                                                    ---------------
                                                                                                                         23,143,517
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.0%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
ALLETE, Inc. 2                                                                                            57,000          2,657,340
------------------------------------------------------------------------------------------------------------------------------------
Central Vermont Public Service Corp.                                                                      12,300            354,486
------------------------------------------------------------------------------------------------------------------------------------
Cleco Corp. 2                                                                                            149,000          3,848,670


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
El Paso Electric Co. 1                                                                                   252,000    $     6,640,200
------------------------------------------------------------------------------------------------------------------------------------
IDACORP, Inc. 2                                                                                          301,800         10,212,912
------------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp.                                                                                          70,100          2,400,224
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co. 2                                                                           26,400            770,880
------------------------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp. 2                                                                                     129,966          4,509,820
------------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                                   394,200         14,802,210
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                                      123,700          3,404,224
                                                                                                                    ---------------
                                                                                                                         49,600,966
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro Developers, Inc. 1                                                                        406,000          2,215,505
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                                            36,400          1,472,744
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                                                      99,400          7,160,776
                                                                                                                    ---------------
                                                                                                                         10,849,025
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Atmos Energy Corp.                                                                                       127,600          3,991,328
------------------------------------------------------------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                                                                                9,700            255,595
------------------------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                                                                               72,000          2,237,760
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                                             203,800         10,200,190
------------------------------------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                                             83,000          4,018,860
------------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                                                 72,800          3,324,776
------------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                              175,000          7,875,000
------------------------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                                                                            26,000            685,880
------------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc. 2                                                                           51,000          1,940,550
------------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp. 2                                                                                    239,100          9,293,817
------------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                                164,900          4,404,479
------------------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                                                                     139,600          4,464,408
                                                                                                                    ---------------
                                                                                                                         52,692,643
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
Alliant Energy Corp.                                                                                      15,500            694,710
------------------------------------------------------------------------------------------------------------------------------------
Avista Corp.                                                                                             636,900         15,432,087
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                                        102,100          3,754,217
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                 449,900          8,071,206
------------------------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                                   60,200          2,931,138
------------------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                        129,200          3,147,312
------------------------------------------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc.                                                                                1,792             99,474
------------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                           212,500          5,193,500
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                                          54,600          2,118,480
------------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                                      138,400          4,470,320
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                        263,800          6,513,214
                                                                                                                    ---------------
                                                                                                                         52,425,658
                                                                                                                    ---------------
Total Common Stocks (Cost $4,549,493,207)                                                                             5,403,114,707
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg. (Cost $93,170)                                                1,740            153,990


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.9%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 5,6
(Cost $49,143,031)                                                                                    49,143,031    $    49,143,031
------------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $4,598,729,408)                                                                              5,452,411,728
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--24.1% 7
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.0%
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Cl. A2A, 5.40%, 4/25/07                 $          76,268             76,268
------------------------------------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl. A1, 5.37%, 4/25/07                              24,671,331         24,671,331
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.43%, 4/25/07                          784,305            784,305
------------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, 5.36%, 4/25/07                                      7,452,635          7,452,635
------------------------------------------------------------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC, Series 2005-2, Cl. A2A, 5.42%, 4/25/07                                   752,321            752,321
------------------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.41%, 4/25/07                                        2,773,751          2,773,751
------------------------------------------------------------------------------------------------------------------------------------
Home Equity Asset Trust, Series 2006-6, Cl. 2A1, 5.38%, 4/25/07                                        6,191,786          6,191,786
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Series 2007-2, Cl. 3A1, 5.41%, 4/25/07                                14,564,629         14,564,629
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A, 5.40%, 4/25/07           9,009,055          9,009,055
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 5.41%, 4/25/07                         5,774,102          5,774,102
------------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.41%, 6/15/07                                                           38,000,000         38,000,000
                                                                                                                    ---------------
                                                                                                                        110,050,183
------------------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--0.8%
National City Bank Cleveland, 5.36%, 4/2/07                                                           11,999,125         11,999,125
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.36%, 4/2/07                                                                       31,000,000         31,000,000
                                                                                                                    ---------------
                                                                                                                         42,999,125
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.4%
Anglo Irish Bank Corp. plc, 5.36%, 7/13/07                                                            48,681,764         48,681,764
------------------------------------------------------------------------------------------------------------------------------------
Kommunalkredit International Bank, 5.35%, 4/16/07                                                     25,657,125         25,657,125
                                                                                                                    ---------------
                                                                                                                         74,338,889
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--1.0%
Metropolitan Life Insurance Co., 5.37%, 4/2/07                                                        20,000,000         20,000,000
------------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.43%, 4/26/07                                                         15,000,000         15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.48%, 4/30/07                                                         19,000,000         19,000,000
                                                                                                                    ---------------
                                                                                                                         54,000,000
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.9%
Undivided interest of 17% in joint repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of $500,228,229) with Credit Suisse First Boston LLC,
5.4775%, dated 3/30/07, to be repurchased at $85,038,799 on 4/2/07, collateralized by
Private Label CMOs, 0.00%-6.50%, 5/15/16-11/14/42, with a value of $525,000,050                       85,000,000         85,000,000


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.38% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $83,361,111 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                             $      83,323,216    $    83,323,216
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.20% in joint repurchase agreement (Principal Amount/Value
$750,000,000 with a maturity value of $750,342,344) with Barclays Capital, 5.4775%, dated
3/30/07, to be repurchased at $24,010,955 on 4/2/07, collateralized by AAA Asset-Backed
Securities, 0.00%, 9/15/10-11/25/46, with a value of $772,500,000                                     24,000,000         24,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4% in joint repurchase agreement (Principal Amount/Value $500,000,000, with a maturity value of $500,228,229) with Credit Suisse First Boston LLC, 5.4775%, dated
3/30/07, to be repurchased at $20,009,129 on 4/2/07, collateralized by Private Label CMOs,
0.00%-6.50%, 5/15/16-11/14/42, with a value of $525,000,050                                           20,000,000         20,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 7.27% in joint repurchase agreement (Principal Amount/Value
$1,500,000,000 with a maturity value of $1,500,684,688) with Barclays Capital, 5.4775%, dated 3/30/07, to be repurchased at $109,043,422 on 4/2/07, collateralized by Private Label
CMOs, 0.00%, 5/25/35-2/25/47, with a value of $1,575,000,000                                         108,993,671        108,993,671
                                                                                                                    ---------------
                                                                                                                        321,316,887
------------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--1.8%
CDC Financial Products, Inc., 5.49%, 4/2/07                                                           34,000,000         34,000,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.51%, 4/2/07                                                         40,000,000         40,000,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.62%, 4/2/07                                                                         25,000,000         25,000,000
                                                                                                                    ---------------
                                                                                                                         99,000,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--11.0%
AIG Match Funding Corp., 5.31%, 4/2/07                                                                40,416,889         40,416,889
------------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.33%, 4/16/07                                                          4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.38%, 4/10/07                                                        13,000,000         13,000,000
------------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.38%, 4/5/07                                                         10,001,896         10,001,896
------------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.33%, 6/18/07                                                          49,100,545         49,100,545
------------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.35%, 6/11/07                                                          13,512,960         13,512,960
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 4/2/07                                                                           19,000,000         19,000,000
------------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 4/2/07                                                                      4,999,277          4,999,277
------------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.39%, 4/2/07                                                                     24,982,195         24,982,195
------------------------------------------------------------------------------------------------------------------------------------
Caixa Catal, 5.40%, 6/7/07                                                                            15,000,000         15,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 4/2/07                                                                            9,000,000          9,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 4/2/07                                                                            5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 4/2/07                                                                           13,997,200         13,997,200
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 4/2/07                                                                            6,998,598          6,998,598
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.39%, 4/2/07                                                                           25,481,790         25,481,790
------------------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 4/2/07                                                                    6,000,000          6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.32%, 4/23/07                                                                    2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 4/2/07                                                                     18,998,100         18,998,100
------------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 4/2/07                                                                      3,999,616          3,999,616
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.41%, 4/2/07                                                              25,000,000         25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.60%, 4/2/07                                                               5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, 5.37%, 4/2/07                                                              3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 4/10/07                                                                     3,000,000          3,000,000


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Fund, 5.37%, 6/4/07                                               $      25,000,000    $    25,000,000
------------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 4/2/07                                                                            5,998,500          5,998,500
------------------------------------------------------------------------------------------------------------------------------------
Landsbanki Islands HF, 5.41%, 3/16/07                                                                 26,000,000         26,000,000
------------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 4/2/07                                                                       4,000,240          4,000,240
------------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.38%, 4/2/07                                                                       8,001,993          8,001,993
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 4/30/07                                                                3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 4/2/07                                                                 8,000,000          8,000,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 4/2/07                                                                32,500,000         32,500,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 4/2/07                                                                18,000,000         18,000,000
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 5.31%, 4/23/07                                                      38,500,000         38,500,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.47%, 4/2/07                                                                         22,000,000         22,000,000
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 5.35%, 6/15/07                                                              54,063,902         54,063,902
------------------------------------------------------------------------------------------------------------------------------------
PACCAR Financial Corp., 5.34%, 5/29/07                                                                 7,527,565          7,527,565
------------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 5.34%, 6/12/07                                                               14,002,901         14,002,901
------------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 4/2/07                                                                     9,000,000          9,000,000
------------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 4/2/07                                                                     3,499,296          3,499,296
                                                                                                                    ---------------
                                                                                                                        600,583,463
------------------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY, 5.34%, 4/2/07                                                           5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 4/2/07                                                           2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 4/2/07                                                           3,999,612          3,999,612
                                                                                                                    ---------------
                                                                                                                         10,999,612
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $1,313,288,159)                         1,313,288,159
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,912,017,567)                                                          124.0%     6,765,699,887
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (24.0)    (1,309,118,101)
                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $ 5,456,581,786
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,170,147 or 0.02% of the Fund's net assets as of March 31, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $440,667, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. Rate shown is the 7-day yield as of March 31, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                SHARES         GROSS         GROSS           SHARES
                                                                         JUNE 30, 2006     ADDITIONS    REDUCTIONS   MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                           --   567,716,698   518,573,667       49,143,031


                                                                                                                           DIVIDEND
                                                                                                             VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                              $49,143,031   $    1,344,361

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of in the annual and semiannual reports.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                        EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION          DATE            (000S)          MARCH 31, 2007   DEPRECIATION
-------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)       4/2/07               128   CAD          $111,006          $ 258

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                    ACQUISITION              VALUATION AS OF     UNREALIZED
SECURITY                   DATE       COST    MARCH 31, 2007   DEPRECIATION
---------------------------------------------------------------------------
Tusk Energy Corp.      11/15/04   $492,524   $       440,667   $     51,857

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $1,288,911,940, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,313,288,159 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $   5,934,793,551
Federal tax cost of other investments              1,159,453
                                           ------------------
Total federal tax cost                     $   5,935,953,004
                                           ==================

Gross unrealized appreciation              $     907,843,879
Gross unrealized depreciation                    (76,937,543)
                                           ------------------
Net unrealized appreciation                $     830,906,336
                                           ==================


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007